Finance Income and Finance Costs - Summary of Finance Income and Finance Costs recognized in Profit or Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Interest income	₩ 69,020	₩ 60,106	₩ 42,079
Foreign currency gain	160,989	210,890	81,554
Gain on disposal of investments in equity accounted investees		3,669	11,367
Reversal of impairment loss of investments in equity accounted investees	802
Gain on transaction of derivatives	2,075	3,106	4,427
Gain on valuation of derivatives	13,059	1,070	244
Gain on disposal of available-for-sale financial assets		8
Gain on valuation of financial asset at fair value through profit or loss	8,186	170
Finance income	254,131	279,019	139,671
Finance costs
Interest expense	80,517	90,538	113,285
Foreign currency loss	184,309	126,642	132,320
Loss on disposal of investments in equity accounted investees	595	42,112	5,643
Loss on impairment of investments in equity accounted investees	17,397	4,234	6,137
Loss on impairment of available-for-sale financial assets		1,948	3,757
Loss on valuation of financial asset at fair value through profit or loss	225		118
Loss on sale of trade accounts and notes receivable	13,361	784	2,886
Loss on transaction of derivatives	49	514	334
Loss on valuation of derivatives	26,600		472
Others	3,840	2,084	1,234
Finance costs	₩ 326,893	₩ 268,856	₩ 266,186